CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 18,735	$ 23,248
Accounts receivable, net of allowance for bad debts of $0 and $263 at December 31, 2012 and 2011, respectively	164,929	165,963
Income taxes receivable	2,282	644
Deferred income taxes	8,586	13,061
Prepaid expenses and other current assets	18,140	14,117
Total current assets	212,672	217,033
Equipment and fixtures, net	96,851	87,611
Deferred income taxes	3,483	3,711
Goodwill	226,749	226,749
Intangible assets, net	52,340	66,671
Other assets	11,933	14,921
Total assets	604,028	616,696
Current liabilities:
Accounts payable	16,359	12,489
Accrued employee compensation and benefits	58,035	60,310
Other accrued expenses	20,677	28,429
Income taxes payable	1,115	1,919
Current portion of long-term debt	5,333	453
Current portion of capital lease obligations	9,279	10,743
Other current liabilities	5,387	6,251
Total current liabilities	116,185	120,594
Long-term debt, net of current portion	240,354	239,774
Capital lease obligations, net of current portion	5,967	9,964
Deferred income taxes	15,673	19,103
Other long-term liabilities	15,953	13,817
Total liabilities	394,132	403,252
Commitments and contingencies (Note 12 and 17):
Stockholders' equity:
Additional paid-in-capital	336,572	332,960
Accumulated deficit	(120,031)	(107,084)
Accumulated other comprehensive loss	(6,645)	(12,432)
Total stockholders' equity	209,896	213,444
Total liabilities and stockholders' equity	604,028	616,696
Voting common stock
Stockholders' equity:
Voting common stock, par value $0.001 per share, 1 share authorized and outstanding